OPTIONS AND WARRANTS (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Change in fair value of warrant liability	$ (331,000)	$ (3,568,000)
Common Stock [Member] | Black-Schole Model [Member]
Share price	$ 0.011	$ 0.05
Minimum [Member]
Warrant remaining term	3 years
Maximum [Member]
Warrant remaining term	3 years 8 months 19 days
Warrant [Member]
Average strike price	$ 0.47
Warrant outstanding	18,573,116	18,573,116
Warrant liability	$ 24,000	$ 355,000
Change in fair value of warrant liability	$ 331,000	$ 3,568,000
Risk-free interest rate, minimum	4.40%
Risk-free interest rate, maximum	4.59%
Expected volatility rate, minimum	124.80%
Expected volatility rate, maximum	133.80%
Expected dividend rate	0.00%	0.00%
Risk-free interest rate		3.81%
Expected volatility rate		121.00%